Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Summary of financial assets and liabilities measured at fair value on recurring basis
	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
		Fair Value Measurements at Reporting Date Using
	December 31, 2011	Level 1	Level 2	Level 3
Intangible and other long-term assets
Non-qualified deferred compensation assets	$10,597	$815	$9,782	—
Interest rate swap	$1,904	—	$1,904	—

Accounts payable
Non-qualified deferred compensation liabilities	$2,790	—	$2,790	—

Other long-term liabilities
Non-qualified deferred compensation liabilities	$12,975	—	$12,975	—

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	December 31, 2010	Level 1	Level 2	Level 3
Intangible and other long-term assets
Non-qualified deferred compensation assets	$10,820	$812	$10,008	—
Interest rate swap	$161	—	$161	—

Accounts payable
Non-qualified deferred compensation liabilities	$2,953	$1,429	$1,524	—

Other long-term liabilities
Non-qualified deferred compensation liabilities	$14,236	—	$14,236	—

Fair value measurements used in testing the impairment of long-lived assets
	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	Fair Value Measurements at Reporting Date Using
	December 31, 2011	(Level 1)	(Level 2)	(Level 3)	Total Losses
Property, plant and equipment, net	$134,000	—	—	$134,000	$(35,762)
Goodwill	$-0-			$-0-	$(10,334)

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	December 31, 2010	(Level 1)	(Level 2)	(Level 3)	Total Losses
Property, plant and equipment, net	$-0-	—	—	$-0-	$(32,004)

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	December 31, 2009	(Level 1)	(Level 2)	(Level 3)	Total Losses
Property, plant and equipment, net	$107,591	—	—	$107,591	$(119,844)
Intangible and other long-term assets, net	$-0-	—	—	$-0-	$(92,683)
Equity-method investments	$-0-	—	—	$-0-	$(36,486)